Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total revenue, net	$ 672,786	$ 812,910	$ 1,512,351	$ 2,363,836	$ 3,066,233	$ 2,451,055
Operating costs and expenses
Cost of goods sold	215,383	130,938	493,905	291,618	535,485	224,675
Hotel operating costs	404,322	320,305	1,334,041	320,305	744,594
Selling	193,820	156,587	583,438	250,468	470,798	244,200
General and administrative	232,642	187,820	752,113	607,741	1,033,830	802,556
Provision for bad debts	67,638	17,884	115,495	17,884	(63,076)	13,624
Stock-based compensation	92,885	92,885	278,655	278,655	371,540	371,540
Total operating costs and expenses	1,206,690	906,419	3,557,647	1,766,671	3,093,171	1,656,595
(Loss) income from operations	(533,904)	(93,509)	(2,045,296)	597,165	(26,938)	794,460
Non-operating income (expenses)
Interest income	1,024	599	3,636	3,088	4,113	537,580
Impairment loss	(3,823,770)		(3,823,770)
Other income	12,134	22,067	41,789	22,228	63,064	28,924
Other expenses	(29,317)	(1,167)	(29,577)	(8,052)	(33,154)	(3,326)
Total non-operating income (expenses), net	(3,839,929)	21,499	(3,807,922)	17,264	34,023	563,178
(Loss) income before income tax	(4,373,833)	(72,010)	(5,853,218)	614,429	7,085	1,357,638
Income tax expense (benefit)	(322)	74,094	643	292,146	274,321	340,127
Net (loss) income	(4,373,511)	(146,104)	(5,853,861)	322,283	(267,236)	1,017,511
Other comprehensive items
Foreign currency translation (loss) gain	(139,053)	6,638	(152,137)	83,762	122,283	437,059
Comprehensive (loss) income	$ (4,512,564)	$ (139,466)	$ (6,005,998)	$ 406,045	$ (144,953)	$ 1,454,570
(Loss) income per share - basic and diluted	$ (0.087)	$ (0.003)	$ (0.117)	$ 0.006	$ (0.005)	$ 0.016
Weighted average shares outstanding	49,999,891	49,999,891	49,999,891	49,999,891	49,999,891	65,609,450
Product [Member]
Total revenue, net	$ 503,062	$ 204,593	$ 888,690	$ 457,838	$ 742,624	$ 580,712
Advertising [Member]
Total revenue, net		445,215		1,742,896	1,944,811	1,870,343
Room Revenue [Member]
Total revenue, net	71,562	68,559	166,278	68,559	114,086
Food And Beverage Revenues [Member]
Total revenue, net	64,321	71,015	356,840	71,015	201,755
Other [Member]
Total revenue, net	$ 33,841	$ 23,528	$ 100,543	$ 23,528	$ 62,957